Consolidated Statements of Operations	6 Months Ended
Jun. 30, 2023 USD ($)
Investment Income
Interest Income	$ 50,278
Dividend Income	31,732
Total investment income	82,010
Expenses
Management fees	896,935
Pricing fees	137,500
Audit and tax fees	122,400
Legal fees	108,500
Trustee fees	106,250
Offering costs	72,170
Chief compliance and principal financial officer fees	56,371
Other accrued expenses	66,338
Total Expenses	1,566,464
Net Investment Loss	(1,484,454)
Change in unrealized fair value of warrants	3,571,824 [1]
Change in unrealized fair value on investments	(4,753,258)
Net Realized and Unrealized Loss on Securities	(1,181,434)
Increase/(decrease) in net assets resulting from operations	$ (2,665,888)

[1]	After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.